Share capital (Schedule of Share Capital) (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Ordinary shares of NIS 0.1 each	50,000,000	50,000,000
Issued and outstanding	13,874,334	13,867,017